Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) Segments Region	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Number of business segment | Segments	6
Number of reportable segments | Segments	6
Number of geographical regions | Region	5
Net revenue	$ 59,768	$ 59,380	$ 57,786	[1]
Non current Assets	183,637	195,973
Belgium [member]
Disclosure of operating segments [line items]
Net revenue	692	606	632
Non current Assets	2,331	2,341	2,533
United States [member]
Disclosure of operating segments [line items]
Net revenue	12,792	13,168	14,580
Brazil [Member]
Disclosure of operating segments [line items]
Net revenue	9,063	9,257	8,256
Beer business [member]
Disclosure of operating segments [line items]
Net revenue	52,718	52,645	51,544
Non-beer business [member]
Disclosure of operating segments [line items]
Net revenue	$ 7,050	$ 6,735	$ 6,242

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.